CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance, shares at Dec. 31, 2023		130,471,047	10,877,392
Beginning balance,value at Dec. 31, 2023		$ 178,060
Beginning balance at Dec. 31, 2023	$ (100,875)		$ 1	$ 11,316	$ 27	$ (112,219)
Issuance of common stock upon exercise of stock options - Shares			3,044,363
Issuance of common stock upon exercise of stock options - Value	2,547			2,547
Sale of Series C preferred stock, net of issuance costs - Shares		84,567,145
Sale of Series C preferred stock, net of issuance costs - Value		$ 159,968
Stock-based compensation	7,060			7,060
Unrealized gain (loss) on marketable securities	(54)				(54)
Net loss	(83,109)					(83,109)
Ending balance at Dec. 31, 2024	(174,431)		$ 1	20,923	(27)	(195,328)
Ending balance,value at Dec. 31, 2024	338,028	$ 338,028
Ending balance, shares at Dec. 31, 2024		215,038,192	13,921,755
Issuance of common stock upon exercise of stock options - Shares			17,611
Issuance of common stock upon exercise of stock options - Value	6			6
Stock-based compensation	2,110			2,110
Net loss	(24,986)					(24,986)
Ending balance at Mar. 31, 2025	(197,301)		$ 1	23,039	(27)	(220,314)
Ending balance,value at Mar. 31, 2025		$ 338,028
Ending balance, shares at Mar. 31, 2025		215,038,192	13,939,366
Beginning balance, shares at Dec. 31, 2024		215,038,192	13,921,755
Beginning balance,value at Dec. 31, 2024	338,028	$ 338,028
Beginning balance at Dec. 31, 2024	(174,431)		$ 1	20,923	(27)	(195,328)
Unrealized gain (loss) on marketable securities	(11)
Net loss	(51,882)
Ending balance at Jun. 30, 2025	(221,435)		$ 1	25,812	(38)	(247,210)
Ending balance,value at Jun. 30, 2025		$ 338,028
Ending balance, shares at Jun. 30, 2025		215,038,192	13,939,366
Beginning balance, shares at Dec. 31, 2024		215,038,192	13,921,755
Beginning balance,value at Dec. 31, 2024	338,028	$ 338,028
Beginning balance at Dec. 31, 2024	$ (174,431)		$ 1	20,923	(27)	(195,328)
Issuance of common stock upon exercise of stock options - Shares	20,146		20,146
Issuance of common stock upon exercise of stock options - Value	$ 20			20
Stock-based compensation	8,931			8,931
Unrealized gain (loss) on marketable securities	50				50
Net loss	(100,607)					(100,607)
Ending balance at Dec. 31, 2025	(266,037)		$ 1	29,874	23	(295,935)
Ending balance,value at Dec. 31, 2025	338,028	$ 338,028
Ending balance, shares at Dec. 31, 2025		215,038,192	13,941,901
Beginning balance, shares at Mar. 31, 2025		215,038,192	13,939,366
Beginning balance,value at Mar. 31, 2025		$ 338,028
Beginning balance at Mar. 31, 2025	(197,301)		$ 1	23,039	(27)	(220,314)
Issuance of common stock upon exercise of stock options - Shares			0
Issuance of common stock upon exercise of stock options - Value	12			12
Stock-based compensation	2,761			2,761
Unrealized gain (loss) on marketable securities	(11)			0	(11)
Net loss	(26,896)					(26,896)
Ending balance at Jun. 30, 2025	(221,435)		$ 1	25,812	(38)	(247,210)
Ending balance,value at Jun. 30, 2025		$ 338,028
Ending balance, shares at Jun. 30, 2025		215,038,192	13,939,366
Beginning balance, shares at Dec. 31, 2025		215,038,192	13,941,901
Beginning balance,value at Dec. 31, 2025	338,028	$ 338,028
Beginning balance at Dec. 31, 2025	(266,037)		$ 1	29,874	23	(295,935)
Issuance of common stock upon exercise of stock options - Shares			59,937
Issuance of common stock upon exercise of stock options - Value	47			47
Stock-based compensation	1,454			1,454
Conversion of Series A Preferred Stock,Share		(7,085,290)	7,085,290
Conversion of Series A Preferred Stock	8,000	$ (8,000)	$ 1	7,999
Unrealized gain (loss) on marketable securities	(28)				(28)
Net loss	(19,633)					(19,633)
Ending balance at Mar. 31, 2026	(276,197)		$ 2	39,374	(5)	(315,568)
Ending balance,value at Mar. 31, 2026		$ 330,028
Ending balance, shares at Mar. 31, 2026		207,952,902	21,087,128
Beginning balance, shares at Dec. 31, 2025		215,038,192	13,941,901
Beginning balance,value at Dec. 31, 2025	338,028	$ 338,028
Beginning balance at Dec. 31, 2025	$ (266,037)		$ 1	29,874	23	(295,935)
Issuance of common stock upon exercise of stock options - Shares	1,161,144
Unrealized gain (loss) on marketable securities	$ (26)
Net loss	(45,497)
Ending balance at Jun. 30, 2026	(299,711)		$ 2	41,722	(3)	(341,432)
Ending balance,value at Jun. 30, 2026	330,028	$ 330,028
Ending balance, shares at Jun. 30, 2026		207,952,902	22,188,335
Beginning balance, shares at Mar. 31, 2026		207,952,902	21,087,128
Beginning balance,value at Mar. 31, 2026		$ 330,028
Beginning balance at Mar. 31, 2026	(276,197)		$ 2	39,374	(5)	(315,568)
Issuance of common stock upon exercise of stock options - Shares			1,101,207
Issuance of common stock upon exercise of stock options - Value	796			796
Stock-based compensation	1,552			1,552
Unrealized gain (loss) on marketable securities	2				2
Net loss	(25,864)					(25,864)
Ending balance at Jun. 30, 2026	(299,711)		$ 2	$ 41,722	$ (3)	$ (341,432)
Ending balance,value at Jun. 30, 2026	$ 330,028	$ 330,028
Ending balance, shares at Jun. 30, 2026		207,952,902	22,188,335